UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-04854

The Oberweis Funds
(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500
Lisle, Illinois 60532
(Address of principal executive offices) (Zip code)

James W. Oberweis
Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500
Lisle, Illinois 60532
(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 577-2300

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1. SCHEDULES OF INVESTMENTS.

OBERWEIS MICRO-CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)

		SHARES	VALUE
EQUITIES	100.8%
ADVERTISING AGENCY	3.6%
DG FASTCHANNEL, INC.*		30,100	$961,695

AEROSPACE	2.8%
HERLEY INDUSTRIES, INC.*		49,600	727,136

AIR TRANSPORT	0.4%
CPI AEROSTRUCTURES, INC.*		12,900	102,712

AUTO PARTS	2.0%
AMERIGON, INC.*		51,500	519,635

BANKS - DIVERSIFIED	0.1%
ACCESS NATIONAL CORP.		3,000	18,393

BEVERAGE-BREWERS & DISTILLERS	0.2%
CRAFT BREWERS ALLIANCE, INC.*		18,500	45,880

BIOTECHNOLOGY	0.5%
ANIKA THERAPEUTICS, INC.*		14,900	105,966
NEPTUNE TECHNOLOGIES & BIORESOURCES, INC.*		19,400	38,412
			144,378

BUILDING - CLIMATE CONTROL	0.3%
REAL GOODS SOLAR, INC.*		25,400	86,614

COMMERCIAL SERVICES	5.3%
APAC CUSTOMER SERVICES, INC.*		23,200	133,400
HEALTH GRADES, INC.*		94,600	601,656
ICF INTERNATIONAL, INC.*		13,500	335,340
KIT DIGITAL, INC.*		26,000	334,880
			1,405,276

COMMUNICATIONS TECHNOLOGY	3.9%
KVH INDUSTRIES INC.*		64,800	854,712
RELM WIRELESS CORP.*		47,000	175,310
			1,030,022

COMPUTER SERVICES SOFTWARE & SYSTEMS	19.7%
ARCSIGHT, INC.*		27,600	776,940
ART TECHNOLOGY GROUP, INC.*		27,400	120,834
CLICKSOFTWARE TECHNOLOGIES LTD.*		117,800	812,820
EBIX, INC.*		13,900	221,844
EGAIN COMMUNICATIONS CORP.*		20,100	18,492
GSE SYSTEMS, INC.*		150,900	816,369
INFOSPACE, INC.*		51,100	564,655
LIVEPERSON, INC.*		51,400	394,238
NCI, INC.*		11,800	356,714
SOURCEFIRE, INC.*		22,900	525,555
TELECOMMUNICATION SYSTEMS, INC.*		53,100	389,754
VANCEINFO TECHNOLOGIES, INC. ADR*		10,600	236,274
			5,234,489

COMPUTER TECHNOLOGY	1.8%
WAVE SYSTEMS CORP.*		77,800	311,200
XATA CORP.*		50,200	178,210
			489,410

DRUG & GROCERY STORE CHAINS	1.5%
QKL STORES, INC.*		60,700	391,515

EDUCATION SERVICES	0.8%
SCIENTIFIC LEARNING CORP.*		46,800	224,640

ELECTRONICS	3.4%
DRAGONWAVE, INC.*		34,500	319,125
LASERCARD CORP.*		38,300	240,907
SRS LABS, INC.*		34,200	339,948
			899,980

ELECTRONICS COMPONENTS	5.8%
ACACIA RESEARCH CORP.*		94,000	1,018,020
NVE CORP.*		11,500	520,950
			1,538,970

ENGINEERING & CONTRACTING SERVICES	0.8%
ECOLOGY & ENVIRONMENT, INC.*		14,400	201,888

FERTILIZERS	1.2%
CHINA GREEN AGRICULTURE, INC.*		10,600	148,930
YONGYE INTERNATIONAL, INC.*		21,600	174,528
			323,458

GAUGES & METERS	3.3%
NANOMETRICS, INC.*		69,300	656,964
NOVA MEASURING INSTRUMENTS LTD.*		40,000	219,200
			876,164

GOLD	1.3%
RICHMONT MINES, INC.*		84,900	337,053

HEALTHCARE MANAGEMENT SERVICES	0.7%
AMERICAN CARESOURCE HLDGS., INC.*		16,400	29,028
TRANSCEND SERVICES, INC.*		10,400	169,000
			198,028

HEALTHCARE - MISC.	0.9%
CONMED HEALTHCARE MANAGEMENT, INC.*		33,100	105,920
PROVIDENCE SERVICE CORP.*		8,800	133,672
			239,592

HEALTHCARE SERVICES	5.4%
ALMOST FAMILY, INC.*		11,100	418,359
IPC THE HOSPITALIST CO., INC.*		14,280	501,371
MEDIDATA SOLUTIONS, INC.*		34,300	521,360
			1,441,090

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	2.6%
ALPHA PRO TECH LTD.*		60,300	141,705
ENDOLOGIX, INC.*		54,100	218,564
MICRUS ENDOVASCULAR CORP.*		9,000	177,480
SHARPS COMPLIANCE CORP.*		23,900	156,306
			694,055

OFFICE SUPPLIES EQUIPMENT	0.4%
INTELLI-CHECK MOBILISA, INC.*		43,200	95,040

OIL CRUDE PRODUCER	4.5%
CARRIZO OIL & GAS, INC.*		8,200	188,190
DOUBLE EAGLE PETROLEUM CO.*		25,200	107,100
GEORESOURCES, INC.*		31,600	482,532
GMX RESOURCES, INC.*		16,800	138,096
PANHANDLE OIL & GAS, INC.		12,300	290,649
			1,206,567

OIL WELL EQUIPMENT & SERVICES	1.9%
BOOTS & COOTS INTERNATIONAL WELL CONTROL, INC.*		64,200	156,006
T-3 ENERGY SERVICES, INC.*		14,200	348,752
			504,758

PERSONAL CARE	2.6%
FEMALE HEALTH CO.		95,900	687,603

PHARMACEUTICALS	3.1%
HI-TECH PHARMACAL CO., INC.*		22,200	491,508
ISTA PHARMACEUTICALS, INC.*		79,700	324,379
			815,887

POLLUTION CONTROL	2.9%
PERMA-FIX ENVIRONMENTAL SERVICES, INC.*		348,300	780,192

POWER TRANSMISSION EQUIPMENT	0.4%
MAXWELL TECHNOLOGIES, INC.*		8,000	99,120

PRODUCTION TECHNOLOGY EQUIPMENT	1.4%
RUDOLPH TECHNOLOGIES, INC.*		24,700	212,420
ULTRA CLEAN HLDGS., INC.*		19,700	168,041
			380,461

SAVINGS & LOANS	1.8%
BOFI HLDG., INC.*		34,800	484,764

SEMICONDUCTORS & COMPONENTS	3.1%
ENTROPIC COMMUNICATIONS, INC.*		67,600	343,408
INTEGRATED SILICON SOLUTION, INC.*		15,300	161,415
PLX TECHNOLOGY, INC.*		39,900	210,273
TECHWELL, INC.*		6,400	119,680
			834,776

SPECIALTY RETAIL	0.7%
CITI TRENDS, INC.*		5,700	184,908

TEXTILES - APPAREL & SHOES	5.5%
G-III APPAREL GROUP LTD.*		24,100	664,196
TRUE RELIGION APPAREL, INC.*		25,900	786,324
			1,450,520

TOYS	1.1%
LEAPFROG ENTERPRISES, INC.*		45,900	300,645

UTILITIES-TELECOMMUNICATIONS	0.3%
MULTIBAND CORP.*		35,600	71,560

WHOLESALE & INTERNATIONAL TRADE	2.8%
EMERGENT GROUP, INC.		38,000	297,536
GLG LIFE TECH CORP.*		15,700	124,030
SUMMER INFANT, INC.*		47,000	309,260
			730,826

TOTAL EQUITIES
(COST: $20,428,929)			$26,759,700

WARRANTS	0.1%	UNITS	VALUE
INTERNET SOFTWARE & SYSTEMS
INUVO, INC. ($2.50, EXPIRES 04-03-11)(a)		260,000	$13,321
INUVO, INC. ($3.05, EXPIRES 12-05-11)(a)		81,873	8,450
INUVO, INC. ($4.00, EXPIRES 12-05-11)(a)		40,937	3,725

TOTAL WARRANTS
(COST: $0)			$25,496

TOTAL INVESTMENTS	100.9%		$26,785,196
(COST: $20,428,929)

OTHER LIABILITIES LESS ASSETS	(0.9%)		(238,167)

NET ASSETS - 100% (EQUIVALENT TO $10.50 PER SHARE BASED ON 2,527,546 SHARES OUTSTANDING)			$26,547,029

Cost of Investments is $20,495,330 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$7,211,409
Gross unrealized depreciation			(921,543)
Net unrealized appreciation			$6,289,866

(a) Fair Valued Security

* Non-Income producing security during the period ended March 31, 2010.

ADR American Depository Receipt

OBERWEIS EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)

		SHARES	VALUE
EQUITIES	100.3%
ADVERTISING AGENCY	4.7%
CONSTANT CONTACT, INC.*		46,900	$1,091,363
DG FASTCHANNEL, INC.*		151,700	4,846,815
			5,938,178

ALTERNATIVE ENERGY	0.9%
ENERNOC, INC.*		40,400	1,199,072

BEVERAGE - SOFT DRINKS	3.5%
GREEN MOUNTAIN COFFEE ROASTERS, INC.*		46,100	4,465,707

BIOTECHNOLOGY	1.2%
HUMAN GENOME SCIENCES, INC.*		51,000	1,540,200

COMMUNICATIONS TECHNOLOGY	7.6%
ACME PACKET, INC.*		166,800	3,215,904
ARUBA NETWORKS, INC.*		97,400	1,330,484
FINISAR CORP.*		72,900	1,140,885
GEOEYE, INC.*		50,500	1,489,750
NETGEAR, INC.*		46,200	1,205,820
VIASAT, INC.*		39,100	1,353,251
			9,736,094

COMPUTER SERVICES SOFTWARE & SYSTEMS	20.2%
ARCSIGHT, INC.*		172,600	4,858,690
ART TECHNOLOGY GROUP, INC.*		194,200	856,422
ASIAINFO HLDGS., INC.*		116,100	3,074,328
BLACKBOARD, INC.*		29,000	1,208,140
LOGMEIN, INC.*		83,500	1,727,615
LONGTOP FINANCIAL TECHNOLOGIES LTD. ADR*		50,800	1,636,268
OPENTABLE, INC.*		91,400	3,485,082
PEGASYSTEMS, INC.		45,300	1,676,100
SOURCEFIRE, INC.*		103,000	2,363,850
SXC HEALTH SOLUTIONS CORP.*		65,200	4,386,656
TELECOMMUNICATION SYSTEMS, INC.*		94,700	695,098
			25,968,249

COMPUTER TECHNOLOGY	1.2%
SUPER MICRO COMPUTER, INC.*		57,100	986,688
XYRATEX LTD.*		34,000	575,620
			1,562,308

CONSTRUCTION	2.5%
INSITUFORM TECHNOLOGIES, INC.*		91,700	2,440,137
ORION MARINE GROUP, INC.*		43,000	776,150
			3,216,287

DIVERSIFIED MATERIALS & PROCESSING	1.6%
CABOT MICROELECTRONICS CORP.*		54,400	2,057,952

EDUCATION SERVICES	6.7%
GRAND CANYON EDUCATION, INC.*		227,596	5,949,359
LINCOLN EDUCATIONAL SERVICES CORP.*		104,200	2,636,260
			8,585,619

ELECTRICAL SCIENTIFIC EQUIPMENT	3.3%
AMERICAN SUPERCONDUCTOR CORP.*		135,900	3,927,510
TASER INTERNATIONAL, INC.*		48,900	287,043
			4,214,553

ELECTRONICS	1.4%
AMERICAN SCIENCE & ENGINEERING, INC.		23,300	1,745,636

FINANCIAL DATA & SYSTEMS	0.4%
CYBERSOURCE CORP.*		32,700	577,482

HEALTHCARE MANAGEMENT SERVICES	1.0%
CATALYST HEALTH SOLUTIONS, INC.*		30,000	1,241,400

HEALTHCARE SERVICES	5.4%
ATHENAHEALTH, INC.*		33,900	1,239,384
HMS HLDGS. CORP.*		44,700	2,279,253
IPC THE HOSPITALIST CO., INC.*		54,900	1,927,539
MEDIDATA SOLUTIONS, INC.*		100,600	1,529,120
			6,975,296

HOTEL & MOTEL	1.8%
HOME INNS & HOTEL MGMT., INC. ADR*		69,900	2,288,526

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	2.5%
CONCEPTUS, INC.*		59,200	1,181,632
NUVASIVE, INC.*		45,700	2,065,640
			3,247,272

MEDICAL EQUIPMENT	2.4%
THORATEC CORP.*		93,800	3,137,610

MEDICAL SERVICES	2.5%
GENOPTIX, INC.*		92,200	3,272,178

OFFSHORE DRILLING & OTHER SERVICES	0.8%
ATWOOD OCEANICS, INC.*		30,500	1,056,215

OIL CRUDE PRODUCER	3.9%
ARENA RESOURCES, INC.*		65,300	2,181,020
BILL BARRETT CORP.*		25,900	795,389
CARRIZO OIL & GAS, INC.*		87,501	2,008,148
			4,984,557

PHARMACEUTICALS	3.4%
IMPAX LABORATORIES, INC.*		244,700	4,375,236

PHOTOGRAPHY	4.8%
IMAX CORP.*		343,100	6,172,369

POWER TRANSMISSION EQUIPMENT	0.8%
ADVANCED ENERGY INDUSTRIES, INC.*		57,700	955,512

PRODUCTION TECHNOLOGY EQUIPMENT	4.0%
ATMI, INC.*		72,900	1,407,699
BROOKS AUTOMATION, INC.*		111,400	982,548
KULICKE & SOFFA INDUSTRIES, INC.*		378,900	2,747,025
			5,137,272

SEMICONDUCTORS & COMPONENTS	6.8%
CAVIUM NETWORKS, INC.*		50,300	1,251,464
CIRRUS LOGIC, INC.*		176,700	1,482,513
MELLANOX TECHNOLOGIES LTD.*		30,800	725,956
NETLOGIC MICROSYSTEMS, INC.*		124,200	3,655,206
VOLTERRA SEMICONDUCTOR CORP.*		65,300	1,639,030
			8,754,169

SPECIALTY RETAIL	1.7%
RUE21, INC.*		61,600	2,135,672

TEXTILES - APPAREL & SHOES	2.1%
TRUE RELIGION APPAREL, INC.*		89,200	2,708,112

WHOLESALE & INTERNATIONAL TRADE	1.2%
CENTRAL EUROPEAN DISTRIBUTION CORP.*		42,300	1,480,923

TOTAL EQUITIES			$128,729,656
(COST: $91,193,967)

	0.0%
WARRANTS		Units	Value
INTERNET SOFTWARE & SYSTEMS
INUVO, INC. ($2.50, EXPIRES 04/03/11)(a)		540,000	$27,668
INUVO, INC. ($3.05, EXPIRES 12/05/11)(a)		170,043	17,550
INUVO, INC.($4.00, EXPIRES 12/05/11)(a)		85,022	7,735

TOTAL WARRANTS
(COST: $0)			$52,953

TOTAL INVESTMENTS	100.3%		$128,782,609
(COST: $91,193,967)

OTHER LIABILITIES LESS ASSETS	(0.3%)		(405,627)

NET ASSETS - 100% (EQUIVALENT TO $17.38 PER SHARE BASED ON 7,386,143 SHARES OUTSTANDING)			$128,376,982

Cost of Investments is $92,238,824 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$37,743,992
Gross unrealized depreciation			(1,200,207)
Net unrealized appreciation			$36,543,785

(a) Fair Valued Security

* Non-Income producing security during the period ended March 31, 2010

ADR - American Depositary Receipt

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)

		SHARES	VALUE
EQUITIES	99.8%
ADVERTISING AGENCY	2.0%
DG FASTCHANNEL, INC.*		4,300	$137,385

AEROSPACE	1.1%
HERLEY INDUSTRIES, INC.*		5,200	76,232

AUTO PARTS	1.2%
AMERIGON, INC.*		7,600	76,684

BANKS - DIVERSIFIED	1.1%
S.Y. BANCORP, INC.		3,300	75,075

BIOTECHNOLOGY	3.6%
DENDREON CORP.*		4,900	178,703
DYAX CORP.*		17,800	60,698
			239,401

CASINOS & GAMBLING	0.9%
WMS INDUSTRIES, INC.*		1,400	58,716

COMMERCIAL VEHICLES & PARTS	1.6%
OSHKOSH CORP.*		1,500	60,510
WABASH NATIONAL CORP.*		6,500	45,565
			106,075

COMMUNICATIONS TECHNOLOGY	3.9%
ACME PACKET, INC.*		7,400	142,672
KVH INDUSTRIES, INC.*		8,700	114,753
			257,425

COMPUTER SERVICES SOFTWARE & SYSTEMS	8.0%
ARCSIGHT, INC.*		4,200	118,230
ASIAINFO HLDGS., INC.*		4,300	113,864
BOTTOMLINE TECHNOLOGIES, INC.*		4,500	75,735
OPENTABLE, INC.*		2,400	91,512
OPNET TECHNOLOGIES, INC.		3,800	61,256
SONIC SOLUTIONS*		4,400	41,228
TELECOMMUNICATION SYSTEMS, INC.*		4,600	33,764
			535,589

COMPUTER TECHNOLOGY	0.7%
XYRATEX LTD.*		2,800	47,404

CONSTRUCTION	1.1%
INSITUFORM TECHNOLOGIES, INC.*		2,800	74,508

CONSUMER LENDING	1.9%
ENCORE CAPITAL GROUP, INC.*		3,100	50,995
FIRST CASH FINANCIAL SERVICES, INC.*		3,600	77,796
			128,791

DIVERSIFIED CHEMICALS	2.9%
ALBEMARLE CORP.		2,700	115,101
KMG CHEMICALS, INC.*		4,500	79,110
			194,211

EDUCATION SERVICES	3.2%
GRAND CANYON EDUCATION, INC.*		5,300	138,542
LINCOLN EDUCATIONAL SERVICES CORP.*		3,000	75,900
			214,442

ELECTRICAL SCIENTIFIC EQUIPMENT	3.0%
AMERICAN SUPERCONDUCTOR CORP.*		2,800	80,920
LITTELFUSE, INC.*		3,100	117,831
			198,751

ELECTRONICS	1.4%
DRAGONWAVE, INC.*		10,400	96,200

ELECTRONICS COMPONENTS	2.1%
ACACIA RESEARCH CORP.*		13,400	145,122

FOODS	1.1%
FLOWERS FOODS, INC.		3,000	74,220

GAUGES & METERS	0.7%
NANOMETRICS, INC.*		4,700	44,556

HEALTHCARE FACILITIES	2.0%
HANGER ORTHOPEDIC GROUP, INC.*		7,300	132,714

HEALTHCARE - MISC.	0.9%
PROVIDENCE SERVICE CORP.*		3,800	57,722

HEALTHCARE SERVICES	4.1%
ECLIPSYS CORP.*		4,500	89,460
HMS HLDGS. CORP.*		1,900	96,881
LHC GROUP, INC.*		2,500	83,825
			270,166

HOTEL & MOTEL	1.0%
FULL HOUSE RESORTS, INC.*		23,900	68,593

LUXURY ITEMS	1.7%
FOSSIL, INC.*		3,000	113,220

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	2.2%
EV3, INC.*		4,000	63,440
ORTHOVITA, INC. *		19,000	80,940
			144,380

MEDICAL EQUIPMENT	1.4%
THORATEC CORP.*		2,700	90,315

MEDICAL SERVICES	3.1%
BIO-REFERENCE LABORATORIES, INC.*		1,800	79,146
GENOPTIX, INC.*		3,500	124,215
			203,361

OIL CRUDE PRODUCER	1.9%
ARENA RESOURCES, INC.*		1,600	53,440
GEORESOURCES, INC.*		4,900	74,823
			128,263

OILWELL EQUIPMENT & SERVICES	0.7%
T-3 ENERGY SERVICES, INC.*		1,900	46,664

PERSONAL CARE	2.2%
FEMALE HEALTH CO.		20,000	143,400

PHARMACEUTICALS	6.7%
AUXILIUM PHARMACEUTICALS, INC.*		1,800	56,088
IMPAX LABORATORIES, INC.*		8,900	159,132
ISTA PHARMACEUTICALS, INC.*		19,800	80,586
SALIX PHARMACEUTICALS LTD.*		4,100	152,725
			448,531

PHOTOGRAPHY	5.0%
IMAX CORP.*		18,600	334,614

POWER TRANSMISSION EQUIPMENT	0.7%
ADVANCED ENERGY INDUSTRIES, INC.*		2,800	46,368

PRODUCTION TECHNOLOGY EQUIPMENT	6.0%
AXCELIS TECHNOLOGIES, INC.*		107,800	178,948
CYMER, INC.*		1,800	67,140
MKS INSTRUMENTS, INC.*		3,900	76,401
VEECO INSTRUMENTS, INC.*		1,800	78,264
			400,753

SEMICONDUCTORS & COMPONENTS	8.2%
ATHEROS COMMUNICATIONS, INC.*		3,100	120,001
CAVIUM NETWORKS, INC.*		3,100	77,128
MICREL, INC.*		5,800	61,828
PLX TECHNOLOGY, INC.*		22,300	117,521
POWER INTEGRATIONS, INC.		2,100	86,520
VOLTERRA SEMICONDUCTOR CORP.*		3,300	82,830
			545,828

SPECIALTY RETAIL	3.1%
DRESS BARN, INC.*		5,200	135,941
ULTA SALON, COSMETICS & FRAGRANCE, INC.*		3,000	67,860
			203,801

TELECOMMUNICATIONS EQUIPMENT	0.9%
UTSTARCOM, INC.*		20,400	56,916

TEXTILES - APPAREL & SHOES	6.5%
G-III APPAREL GROUP LTD.*		1,400	38,584
GUESS?, INC.		3,400	159,732
PHILLIPS-VAN HEUSEN CORP.		1,900	108,984
STEVE MADDEN LTD.*		2,500	122,000
			429,300

TOTAL EQUITIES
(COST: $5,469,863)			$6,645,696

TOTAL INVESTMENTS	99.8%
(COST: $5,469,863)			$6,645,696

OTHER ASSETS LESS LIABILITIES	0.2%		10,048

NET ASSETS - 100% (EQUIVALENT TO $9.46 PER SHARE BASED ON 703,252 SHARES OUTSTANDING)			$6,655,744

Cost of Investments is $5,479,793 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$1,222,075
Gross unrealized depreciation			(56,172)
Net unrealized appreciation			$1,165,903

* Non-Income producing security during the period ended March 31, 2010

ADR American Depository Receipt

OBERWEIS CHINA OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)

		SHARES	VALUE
EQUITIES	100.4%
AUTO COMPONENTS	3.5%
CHINA XD PLASTICS CO. LTD.		388,587	$2,432,516
TONGXIN INTERNATIONAL LTD.*		337,000	2,510,650
WONDER AUTO TECHNOLOGY, INC.*		398,214	4,213,104
XINYI GLASS HLDG. CO. LTD.*		2,558,700	2,336,502
			11,492,772

BIOTECHNOLOGY	3.4%
3SBIO, INC., LTD.*		282,609	3,498,699
CHINA NUOKANG BIO-PHARMACEUTICAL INC.*		184,900	1,146,380
SINO BIOPHARMACEUTICAL LTD.*		14,006,649	5,502,177
SINOVAC BIOTECH LTD.*		169,800	1,003,518
			11,150,774

CHEMICALS	4.1%
CHINA GREEN AGRICULTURE, INC.*		136,200	1,913,610
HUABAO INTERNATIONAL HLDGS. LTD.		2,992,900	3,596,452
YINGDE GASES GROUP CO.*		3,345,300	3,696,774
YONGYE INTERNATIONAL, INC.*		527,600	4,263,008
			13,469,844

COMMERCIAL SERVICE & SUPPLY	2.1%
CHINA EVERBRIGHT INTERNATIONAL LTD.*		9,725,700	4,947,872
RINO INTERNATIONAL CORP.*		73,500	1,744,155
			6,692,027

COMMUNICATIONS EQUIPMENT	8.3%
BEJING ENTERPRISES WATER GROUP LTD.*		15,936,800	5,890,925
CHINA ALL ACCESS HLDGS. LTD.*		7,068,200	1,520,288
CHINA GRENTECH CORP. LTD. ADR*		12,000	46,200
CHINA WIRELESS TECHNOLOGIES LTD.*		13,162,200	5,729,882
COMBA TELECOM SYSTEMS HLDGS. LTD.*		8,285,056	10,606,750
MOBI DEVELOPMENT CO. LTD.*		8,736,400	3,499,398
			27,293,443

CONSTRUCTION MATERIALS	0.8%
CHINA ADVANCED CONSTRUCTION MATERIALS GROUP, INC.*		195,600	1,007,340
CHINA SHANSHUI CEMENT GROUP LTD.*		2,915,500	1,629,683
			2,637,023

DIVERSIFIED CONSUMER SERVICES	1.9%
CHINA DISTANCE EDUCATION HLDGS., INC. ADR*		209,400	1,241,742
CHINA EDUCATION ALLIANCE, INC.*		38,900	207,726
CHINACAST EDUCATION CORP.*		648,600	4,741,266
			6,190,734

ELECTRICAL EQUIPMENT	4.4%
AMERICAN SUPERCONDUCTOR CORP.*		55,200	1,595,280
CHINA HIGH SPEED TRANSMISSION*		1,616,900	3,573,559
DONGFANG ELECTRIC CORP. LTD.*		168,700	960,368
HARBIN ELECTRIC, INC.*		78,200	1,688,338
ZHUZHOU CSR TIMES ELECTRIC CO. LTD.*		3,517,300	6,668,340
			14,485,885

ELECTRONIC EQUIPMENT & INSTRUMENTS	2.0%
HOLLYSYS AUTOMATION TECHNOLOGIES LTD.*		228,900	2,636,928
WASION GROUP HLDGS. LTD.*		5,338,300	3,781,518
			6,418,446

ENERGY EQUIPMENT & SERVICES	1.1%
ANHUI TIANDA OIL PIPE CO. LTD.*		2,518,000	1,212,908
SHENGLI OIL & GAS PIPE HLDGS. LTD.*		11,253,000	2,449,376
			3,662,284

FOOD PRODUCTS	3.5%
CHINA MARINE FOOD GROUP LTD.*		241,600	1,484,632
CHINA MENGNIU DAIRY CO. LTD.*		831,000	2,590,102
CHINA YURUN FOOD GROUP LTD.*		1,057,300	3,227,357
SHENGUAN HLDGS. GROUP LTD.*		1,083,400	1,043,737
SKYPEOPLE FRUIT JUICE, INC.*		245,500	1,470,545
WANT WANT CHINA HLDGS. LTD.*		2,286,000	1,622,289
			11,438,662

FOOD & STAPLES RETAILING	1.1%
QKL STORES, INC.*		534,700	3,448,815

GAS UTILITIES	3.6%
CHINA GAS HLDGS. LTD.*		9,026,400	5,068,758
CHINA RESOURCES GAS GROUP LTD.*		1,112,500	1,556,074
XINAO GAS HLDGS. LTD.*		2,028,400	5,183,174
			11,808,006

HEALTHCARE EQUIPMENT & SUPPLIES	1.7%
MINGYUAN MEDICARE DEVELOPMENT CO. LTD.*		19,350,500	2,940,862
SHANDONG WEIGAO GROUP*		637,700	2,661,104
			5,601,966

HEALTHCARE PROVIDERS & SERVICES	1.2%
CHINA CORD BLOOD CORP.*		322,900	1,937,400
CONCORD MEDICAL SERVICES HLDGS. LTD.*		292,000	1,988,520
			3,925,920

HOTELS RESTAURANTS & LEISURE	5.8%
AJISEN CHINA HLDGS. LTD.*		2,375,900	2,347,059
CTRIP.COM INTERNATIONAL LTD. ADR*		84,200	3,300,640
FU JI FOOD & CATERING SERVICES HLDGS. LTD.(a)*		1,325,000	1,296,970
HOME INNS & HOTELS MGMT., INC. ADR*		283,100	9,268,694
REXLOT HLDGS. LTD.*		19,508,700	2,789,021
			19,002,384

HOUSEHOLD DURABLES	3.2%
CHINA ELECTRIC MOTOR, INC.*		365,000	1,883,400
HAIER ELECTRONICS GROUP CO. LTD.*		2,380,000	1,676,736
HUIYIN HOUSEHOLD APPLIANCES HLDGS. CO. LTD.*		200,000	64,140
SKYWORTH DIGITAL HLDGS. LTD.		5,988,413	6,980,087
			10,604,363

INDUSTRIAL POWER PRODUCTS	1.1%
CHINA LONGYUAN POWER GROUP CORP.*		826,100	978,861
CHINA WINDPOWER GROUP LTD.*		21,860,800	2,534,014
			3,512,875
INSURANCE	1.6%
CNINSURE, INC. ADR*		194,200	5,167,662

INTERNET SOFTWARE & SERVICES	1.9%
CHANGYOU.COM LTD.*		78,780	2,426,424
PACIFIC ONLINE*		4,242,700	1,305,993
TENCENT HLDGS. LTD.*		128,100	2,570,497
			6,302,914

MACHINERY	9.5%
CHINA AUTOMATION GROUP LTD.*		11,156,600	8,621,515
CHINA FIRE & SECURITY GROUP, INC.*		42,500	551,225
CHINA SOUTH LOCOMOTIVE AND ROLLING STOCK CORP. LTD.*		2,131,600	1,671,951
CHINA VALVES TECHNOLOGY, INC.*		329,918	4,292,233
DUOYUAN GLOBAL WATER, INC.*		153,400	4,259,918
DUOYUAN PRINTING, INC.*		257,400	2,779,920
GREENS HLDGS. LTD.*		15,858,200	3,676,435
INTERNATIONAL MINING MACHINERY HLDGS. LTD.*		4,710,000	2,505,367
SANY HEAVY EQUIPMENT INTERNATIONAL HLDGS. CO. LTD.*		2,484,000	2,783,373
			31,141,937

MEDIA	0.9%
ORANGE SKY GOLDEN HARVEST ENTERTAINMENT HLDGS. LTD.*		5,976,100	723,513
SINOMEDIA HLDG. LTD.*		900	249
VODONE LTD.*		6,314,300	2,334,036
			3,057,798

METALS & MINING	2.5%
CHINA VANADIUM TITANO-MAGNETITE MINING CO. LTD.*		3,508,000	2,186,782
GULF RESOURCES, INC.*		68,400	794,124
MIDAS HLDGS. LTD.		3,896,992	2,869,225
REAL GOLD MINING LTD.*		933,300	1,396,780
ZHAOJIN MINING INDUSTRY CO. LTD.*		437,600	855,558
			8,102,469

MULTILINE RETAIL	1.8%
GOLDEN EAGLE RETAIL GROUP LTD.*		2,303,964	4,605,406
PARKSON RETAIL GROUP LTD.*		724,100	1,249,694
			5,855,100

OIL, GAS & CONSUMABLE FUEL	0.3%
ANDATEE CHINA MARINE FUEL SERVICES CORP.*		123,600	786,096
CHINA INTEGRATED ENERGY, INC.*		20,000	209,600
			995,696

PAPER & FOREST PRODUCTS	2.1%
LEE & MAN PAPER MANUFACTURING LTD.*		7,365,900	5,758,575
ORIENT PAPER, INC.*		137,900	1,151,465
			6,910,040

PERSONAL PRODUCTS	2.5%
BAWANG INTERNATIONAL GROUP HLDG. LTD.*		3,357,700	2,512,572
CHINA-BIOTICS, INC.*		199,600	3,574,836
HENGAN INTERNATIONAL GROUP CO. LTD.*		221,300	1,650,291
RUINIAN INTERNATIONAL LTD.*		934,000	485,992
			8,223,691

PHARMACEUTICALS	4.2%
CHINA SHINEWAY PHARMACEUTICAL GROUP LTD.*		1,878,900	5,178,666
LEE'S PHARMACEUTICAL HLDGS. LTD.*		3,845,000	1,490,608
LIJUN INTERNATIONAL PHARMACEUTICAL HLDG. CO. LTD.*		8,998,300	2,086,092
SHANDONG LUOXIN PHARMACY STOCK CO. LTD.*		3,291,600	3,285,559
SINOPHARM MEDICINE HLDG. CO. LTD.*		384,400	1,727,863
			13,768,788

PROFESSIONAL SERVICES	0.8%
51JOB INC. ADR*		139,300	2,506,007

REAL ESTATE MANAGEMENT & DEVELOPMENT	4.6%
CHINA REAL ESTATE INFORMATION CORP.*		226,800	2,272,536
E-HOUSE CHINA HLDGS. LTD. ADR*		362,700	6,923,943
POLY (HONG KONG) INVESTMENTS LTD.*		2,228,400	2,844,247
RENHE COMMERCIAL HLDGS.*		9,416,200	2,182,975
SINO-OCEAN HLDGS. LTD.*		1,149,970	1,013,079
			15,236,780

SEMICONDUCTOR & SEMI EQUIPMENT	0.7%
SPREADTRUM COMMUNICATIONS, INC.*		424,800	2,374,632

SOFTWARE	8.7%
ASIA INFO HLDGS., INC.*		310,400	8,219,392
CHINA TRANSINFO TECHNOLOGY CORP.*		375,800	2,532,892
KINGSOFT CORP. LTD.*		1,848,000	1,451,885
LONGTOP FINANCIAL TECHNOLOGIES LTD. ADR*		210,925	6,793,894
PERFECT WORLD CO. LTD. ADR*		133,400	4,995,830
VANCEINFO TECHNOLOGIES, INC. ADR*		208,075	4,637,992
			28,631,885

SPECIALTY RETAIL	0.2%
ZHONGSHENG GROUP HLDGS. LTD.*		400,000	592,459

TEXTILE APPAREL & LUXURY GOODS	4.8%
361 DEGREES INTERNATIONAL LTD.		6,825,600	5,353,756
ANTA SPORTS PRODUCTS CO. LTD.		2,283,400	3,770,253
LI NING CO. LTD. *		441,900	1,602,149
SHENZHOU INTERNATIONAL GROUP*		3,471,800	5,008,103
			15,734,261

WATER UTILITIES	0.5%
CHINA WATER AFFAIRS GROUP LTD.		4,098,200	1,799,898

TOTAL EQUITIES
(COST: $221,667,054)			$329,238,240

WARRANTS		Units	Value
AUTO COMPONENTS	0.2%
CHINA XD PLASTICS CO. LTD. ($5.50, EXPIRES 6/1/15)(a)(b)		130,435	$566,686
CHINA XD PLASTICS CO. LTD. SERIES B(a)(b)(c)		116,413	0
			566,686

CHEMICALS	0.0%
JIUTIAN CHEMICAL GROUP LTD. ( $0.80, EXPIRES 10/15/10)		4,567,700	16,325

TOTAL WARRANTS
(COST: $411,309)			$583,011

TOTAL INVESTMENTS	100.6%		$329,821,251
(COST: $222,078,363)

OTHER LIABILITIES LESS ASSETS	(0.6%)		(2,076,781)

NET ASSETS - 100% (EQUIVALENT TO $17.33 PER SHARE BASED ON 18,915,467 SHARES OUTSTANDING)			$327,744,470

Cost of Investments is $226,649,705 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$110,464,641
Gross unrealized depreciation			(7,293,095)
Net unrealized appreciation			$103,171,546

(a) Fair Valued Security

(b) The securities are subject to legal or contractual restrictions on sale. They are valued at fair value in accordance with procedures adopted by the board of trustees of the Trust as of March 31, 2010. The aggregate value of restricted securities was $566,686 or 0.2% of net assets at March 31, 2010.

(c) The strike price and expiration date of the warrants were not established at the measurement date.

* Non-Income producing security during the period ended, March 31, 2010

ADR - American Depositary Receipt

COUNTRY ALLOCATION
(AS A PERCENTAGE OF NET ASSETS)
CHINA (INCLUDES THE PEOPLE'S REPUBLIC OF CHINA AND HONG KONG)	99.2%
SINGAPORE	0.9%
UNITED STATES	0.5%

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)

		SHARES	VALUE
EQUITIES	99.0%
AUSTRALIA	4.0%
EQUINOX MINERALS LTD.*		68,700	$259,067
JB HI-FI LTD.		5,000	93,141
MOUNT GIBSON IRON LTD.*		199,300	342,000
TPG TELECOM LTD.*		14,600	30,547
			724,755

BELGIUM	3.8%
BEKAERT NV*		2,200	395,797
TELENET GROUP HLDG. NV*		10,000	302,210
			698,007

CANADA	8.7%
DRAGONWAVE, INC.*		35,900	331,907
LULULEMON ATHLETICA, INC.*		9,000	373,062
MERCATOR MINERALS LTD.*		94,500	237,262
PACIFIC RUBIALES ENERGY CORP.*		15,700	304,988
SXC HEALTH SOLUTIONS CORP.*		5,100	345,323
			1,592,542

CHINA	9.4%
CNINSURE, INC. ADR*		9,600	255,456
COMBA TELECOM SYSTEMS HLDGS. LTD.*		258,420	330,836
MINTH GROUP LTD.*		164,900	276,099
PERFECT WORLD CO. LTD. ADR*		3,100	116,095
REXLOT HLDGS. LTD.*		2,554,000	365,127
RINO INTERNATIONAL CORP.*		9,400	223,062
ZHUZHOU CSR TIMES ELECTRIC CO. LTD.*		81,500	154,513
			1,721,188

FINLAND	0.5%
ORIOLA-KD OYJ*		12,700	83,537

FRANCE	0.1%
SELOGER.COM*		500	19,841

GERMANY	8.9%
AIXTRON AG*		12,100	435,131
DIALOG SEMICONDUCTOR PLC*		47,600	734,207
DRAEGERWERK AG & CO. KGAA*		5,200	362,408
STADA ARZNEIMITTEL AG*		2,400	94,557
			1,626,303

HONG KONG	9.6%
361 DEGREES INTERNATIONAL LTD.		492,800	386,535
AAC ACOUSTIC TECHNOLOGIES HLDGS., INC.*		91,100	152,298
KINGBOARD LAMINATES HLDG. LTD.*		255,400	222,695
MIDLAND HLDGS. LTD.*		169,600	185,672
PACIFIC TEXTILES HLDGS. LTD.		254,500	160,942
SHENZHOU INTERNATIONAL GROUP*		119,900	172,957
THE UNITED LABORATORIES LTD.*		417,000	358,767
VIETNAM MANUFACTURING & EXPORT PROCESSING HLDGS. LTD.*		403,400	102,873
			1,742,739

JAPAN	1.8%
SAWAI PHARMACUETICAL CO. LTD.		5,000	326,238

LUXEMBOURG	1.7%
ACERGY SA*		16,700	305,440

NETHERLANDS	2.6%
ASM INTERNATIONAL NV*		17,800	476,026

NORWAY	7.0%
ATEA ASA*		41,700	352,575
Q-FREE ASA*		46,200	158,581
SUBSEA 7, INC*.		19,200	388,962
TGS NOPEC GEOPHYSICAL CO. ASA*		18,100	384,037
			1,284,155

SINGAPORE	3.5%
NOBLE GROUP LTD.*		287,500	628,865

SOUTH AFRICA	1.5%
AQUARIUS PLATINUM LTD.		41,400	270,584

SWEDEN	5.7%
ACADEMEDIA AB*		6,500	132,330
AUTOLIV, INC.*		10,200	527,615
AXIS COMMUNICATIONS AB*		12,000	178,240
ELEKTA AB*		5,500	153,865
Q-MED AB*		100	969
RAYSEARCH LABORATORIES AB*		8,300	51,267
			1,044,286

UNITED KINGDOM	30.2%
AGGREKO PLC*		12,100	218,872
AVEVA GROUP PLC*		13,700	246,358
CHEMRING GROUP PLC		5,900	296,441
DIMENSION DATA HLDGS. PLC		234,500	324,716
DOMINO'S PIZZA UK & IRL PLC		50,100	256,742
ELECTROCOMPONENTS PLC*		55,900	186,622
IMI PLC*		33,100	331,512
INTERNATIONAL PERSONAL FINANCE PLC*		165,100	602,045
LAMPRELL PLC*		103,500	380,087
MELROSE PLC		103,900	347,185
PETROFAC LTD.*		10,800	196,995
PREMIER FARNELL PLC*		108,600	371,789
RIGHTMOVE PLC*		23,800	243,425
SCHRODERS PLC		18,600	397,132
SSL INTERNATIONAL PLC		11,748	144,938
WEIR GROUP*		26,400	374,579
WOOD GROUP (JOHN) PLC		42,400	233,818
XYRATEX LTD.*		21,100	357,223
			5,510,479

TOTAL EQUITIES
(COST: $14,281,194 )			$18,054,985

TOTAL INVESTMENTS	99.0%		$18,054,985
(COST: $14,281,194 )

OTHER ASSETS LESS LIABILITIES	1.0%		183,643

NET ASSETS - 100% (EQUIVALENT TO $9.28 PER SHARE BASED ON 1,964,924 SHARES OUTSTANDING)			$18,238,628

Cost of Investments is $14,520,618 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$3,618,621
Gross unrealized depreciation			(84,254)
Net unrealized appreciation			3,534,367

* Non-Income producing security during the period ended March 31, 2010

ADR - American Depositary Receipt

SECTOR ALLOCATIONS
(AS A PRECENTAGE OF NET ASSETS)
CONSUMER DISCRETIONARY	17.1%
ENERGY	12.0%
FINANCIALS	7.9%
HEALTH CARE	10.5%
INDUSTRIALS	16.3%
INFORMATION TECHNOLOGY	27.3%
MATERIALS	6.1%
TELECOMM SERVICE	1.8%

OBERWEIS ASIA OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)

		SHARES	VALUE
EQUITIES	99.5%
AUSTRALIA	7.7%
ARROW ENERGY LTD.*		18,000	$83,084
ATLAS IRON LTD.*		42,000	94,426
AWE LTD.*		28,000	69,888
MACARTHUR COAL LTD.		7,000	90,251
MOUNT GIBSON IRON LTD.*		80,000	137,280
PALADIN ENERGY LTD.*		12,000	43,497
PANAUST LTD.*		180,000	85,892
SEEK LTD.		12,000	88,315
			692,633

CHINA	37.8%
7 DAYS GROUP HLDGS. LTD. ADR*		4,300	44,677
ASIAINFO HLDGS., INC.*		3,000	79,440
BAIDU.COM, INC. ADR*		150	89,550
BEIJING ENTERPRISES WATER GROUP LTD.*		280,000	103,500
CHINA AUTOMATION GROUP LTD.*		150,000	115,916
CHINA EVERBRIGHT INTERNATIONAL LTD.*		280,000	142,448
CHINA SHINEWAY PHARMACEUTICAL GROUP LTD.*		16,000	44,099
CHINA WIRELESS TECHNOLOGIES LTD.*		200,000	87,066
COMBA TELECOM SYSTEMS HLDGS. LTD.*		136,000	174,111
CTRIP.COM INTERNATIONAL LTD. ADR*		2,000	78,400
DIGITAL CHINA HLDGS. LTD.*		50,000	84,876
DONGFENG MOTOR GROUP CO. LTD.*		60,000	97,524
GOLDEN EAGLE RETAIL GROUP LTD.*		60,000	119,934
HAIER ELECTRONICS GROUP LTD.*		107,000	75,383
KINGSOFT CORP. LTD.*		60,000	47,139
KO YO ECOLOGICAL AGROTECH GROUP LTD.*		800,000	22,668
LIANHUA SUPERMARKET HLDGS. LTD.*		38,000	136,794
LIJUN INTERNATIONAL PHARMACEUTICAL HLDG. CO. LTD.*		250,000	57,958
LILANG CHINA CO. LTD.*		50,000	48,556
LONGTOP FINANCIAL TECHNOLOGIES LTD. ADR*		2,500	80,525
MINGYUAN MEDICARE DEVELOPMENT CO. LTD.*		600,000	91,187
NINE DRAGONS PAPER HLDGS. LTD.*		60,000	100,306
REAL GOLD MINING LTD.*		80,000	119,728
REXLOT HLDGS. LTD.*		500,000	71,481
SHOUGANG CONCORD INTERNATIONAL ENTERPRISES CO. LTD.*		400,000	84,490
SICHUAN EXPRESSWAY CO. LTD.*		150,000	88,869
SINO BIOPHARMACEUTICAL LTD.*		270,000	106,063
SINOVAC BIOTECH LTD.*		8,000	47,280
SKYWORTH DIGITAL HLDGS. LTD.		180,000	209,808
SOHO CHINA LTD.*		88,000	49,870
TENCENT HLDGS. LTD.*		7,000	140,464
TRINA SOLAR LTD. ADR*		2,000	48,820
UTSTARCOM, INC.*		20,000	55,800
VODONE LTD.*		200,000	73,929
WASION GROUP HLDGS. LTD.*		60,000	42,503
XINAO GAS HLDGS. LTD.*		80,000	204,424
XINYI GLASS HLDGS. CO. LTD.*		40,000	36,526
ZHUZHOU CSR TIMES ELECTRIC CO. LTD.*		50,000	94,793
			3,396,905

HONG KONG	8.1%
AAC ACOUSTIC TECHNOLOGIES HLDGS., INC.*		80,000	133,741
KINGBOARD LAMINATES HLDG. LTD.*		50,000	43,597
LEE & MAN PAPER MANUFACTURING LTD.*		160,000	125,086
MIDLAND HLDGS. LTD.*		50,000	54,738
PACIFIC BASIN SHIPPING LTD.*		100,000	79,596
PACIFIC TEXTILES HLDGS. LTD.		150,000	94,858
PEACE MARK HLDGS. LTD.*(a)		72,000	0
POLY (HONG KONG) INVESTMENT LTD.*		70,000	89,345
SJM HLDGS. LTD.*		80,000	52,858
WING HANG BANK LTD.*		6,000	54,867
			728,686

INDIA	14.2%
CADILA HEALTHCARE LTD.*		4,000	73,825
EXIDE INDUSTRIES LTD.*		32,000	87,814
FINANCIAL TECHNOLOGIES (INDIA) LTD.		2,000	69,879
IVRCL INFRASTRUCTURES & PROJECTS LTD.*		24,000	88,740
JAIN IRRIGATION SYSTEMS LTD.*		3,597	76,963
JSW STEEL LTD.*		7,000	192,529
LANCO INFRATECH LTD.*		80,000	92,928
MARUTI SUZUKI INDIA LTD.*		1,800	56,851
MAX INDIA LTD.*		20,000	92,304
MCLEOD RUSSEL INDIA LTD.*		10,000	60,263
MPHASIS LTD.		6,000	82,920
SHRIRAM TRANSPORT FINANCE CO. LTD.*		6,000	70,384
UNITED PHOSPHORUS LTD.*		17,725	58,906
YES BANK LTD.*		30,000	171,199
			1,275,505

INDONESIA	4.2%
PT HOLCIM INDONESIA TBK*		500,000	114,017
PT KALBE FARMA TBK*		240,000	49,321
PT PERUSAHAAN GAS NEGARA*		250,000	116,765
PT UNITED TRACTORS TBK*		50,000	100,830
			380,933

JAPAN	10.4%
ARNEST ONE CORP.		8,000	73,591
CHUGOKU MARINE PAINTS LTD.		16,000	110,044
COSMOS PHARMACEUTICAL CORP.*		2,000	43,085
CYBERAGENT, INC.*		50	88,459
KURA CORP.*		30	107,498
KURARAY CO. LTD.		7,000	94,192
NIPPON ELECTRIC GLASS CO. LTD.		11,000	154,958
NITTO DENKO CORP.		3,000	116,483
UNIPRES CORP.		10,000	141,192
			929,502

MALAYSIA	1.8%
MUDAJAYA GROUP BHD*		23,000	34,479
TOP GLOVE CORP. BHD		30,000	127,836
			162,315

SINGAPORE	10.5%
CWT LTD.*		100,000	75,771
EZION HLDGS. LTD.*		125,000	67,014
EZRA HLDGS. LTD.		50,000	84,349
GOODPACK LTD.		50,000	62,547
HYFLUX LTD.*		30,000	72,912
MIDAS HLDGS. LTD.		120,000	88,352
NEPTUNE ORIENT LINES LTD.*		30,000	43,104
NOBLE GROUP LTD.*		100,000	218,735
PARKWAY HLDGS. LTD.*		60,000	144,108
WILMAR INTERNATIONAL LTD.*		18,000	86,208
			943,100

SOUTH AFRICA	1.3%
AQUARIUS PLATINUM LTD.		18,000	113,972

SOUTH KOREA	3.5%
DIGITECH SYSTEMS CO. LTD.*		2,000	36,944
ISUPETASYS CO. LTD.*		18,000	47,885
LG INNOTEK CO. LTD.*		350	39,750
LG LIFE SCIENCES LTD.*		800	40,373
NEXEN TIRE CORP.		8,000	37,120
SAMSUNG ELECTRO-MECHANICS CO. LTD.		600	60,984
SEOUL SEMICONDUCTOR CO. LTD.		1,300	50,095
			313,151

TOTAL EQUITIES
(COST: $7,034,584)			$8,936,702

TOTAL INVESTMENTS
(COST: $7,034,584)	99.5%		$8,936,702

OTHER ASSETS LESS LIABILITIES	0.5%		49,063

NET ASSETS - 100% (EQUIVALENT TO $8.08 PER SHARE BASED ON 1,112,230 SHARES OUTSTANDING)			$8,985,765

Cost of Investments is $7,070,882 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$2,123,509
Gross unrealized depreciation			(257,689)
Net unrealized appreciation			$1,865,820

(a) Fair Valued Security

* Non-Income producing security during the period ended March 31, 2010

ADR - American Depositary Receipt

SECTOR ALLOCATIONS
(AS A PRECENTAGE OF NET ASSETS)
CONSUMER DISCRETIONARY	17.8%
CONSUMER STAPLES	3.6%
ENERGY	3.9%
FINANCIALS	5.5%
HEALTH CARE	8.7%
INDUSTRIALS	17.2%
INFORMATION TECHNOLOGY	19.0%
MATERIALS	19.4%
UTILITIES	4.4%

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2010:

	Micro-Cap Fund	Emerging Growth Fund	Small- Cap Opportunities Fund
Level 1 – Equities	$ 26,759,700	$ 128,729,656	$ 6,645,696
Total Level 1	26,759,700	128,729,656	6,645,696
Level 2 – Warrants	25,496	52,953	-
Total Level 2	25,496	52,953	-
Level 3	-	-	-
Total Investments	$ 26,785,196	$ 128,782,609	$ 6,645,696

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Level 1 – Equities
Total Asia	$ 326,345,990	$4,419,030	$ 8,130,097
Total Europe	-	11,048,074	-
Total Other Countries	1,595,280	2,587,881	806,605
Total Warrants	16,325	-	-
Total Level 1	327,957,595	18,054,985	8,936,702
Level 2 – Equities
Total Asia	1,296,970	-	-
Total Warrants	566,686	-	-
Total Level 2	1,863,656	-	-
Level 3	-	-	-
Total Investments	$ 329,821,251	$ 18,054,985	$ 8,936,702

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act"), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Oberweis Funds

By:  /s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date: May 28, 2010

By:  /s/ Patrick B. Joyce
Patrick B. Joyce
Principal Financial Officer

Date: May 28, 2010